CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[RetainedEarningsMember]
Balance as at Dec. 31, 2012	$ 238,758	$ 322	$ 263,537	$ (25,101)
Balance of shares as at Dec. 31, 2012		32,191,964
Net income / (loss)	(36,844)			(36,844)
Issuance of common stock, net of issuance costs	6,534	12	6,522
Issuance of common stock, shares		1,286,494
Compensation cost on restricted stock	322		322
Dividends declared and paid	(19,447)			(19,447)
Balance as at Jun. 30, 2013	189,323	334	270,381	(81,392)
Balance of shares as at Jun. 30, 2013		33,478,458
Balance as at Dec. 31, 2013	164,465	350	276,236	(112,121)
Balance of shares as at Dec. 31, 2013		35,051,567
Net income / (loss)	935			935
Issuance of common stock, net of issuance costs	4,652	12	4,640
Issuance of common stock, shares		1,092,596
Issuance of restricted stock, value	116	3	113
Issuance of restricted stock, shares		361,442
Dividends declared and paid	(7,168)			(7,168)
Balance as at Jun. 30, 2014	$ 163,000	$ 365	$ 280,989	$ (118,354)
Balance of shares as at Jun. 30, 2014		36,505,605